RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of sales to related parties

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
1088526 B.C.Ltd and its subsidiaries	—	—	7
RisenSky Solar and its subsidiaries	254	277	278
1091187 B.C.Ltd and its subsidiaries	—	—	30
Oky Solar Holdings and its subsidiaries	525	—	—
Sky Global Solar S.A.	9	9	9
	788	286	324

Schedule of remuneration of directors and other members of key management

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Short-term benefits	1,630	2,049	2,411
Retirement benefit scheme contributions	99	149	142
Share-based payment expense	646	112	—
	2,375	2,310	2,553

Schedule of interest charged by the related parties

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Sky Solar (Hong Kong) International Co., Ltd.	292	—	—
	292	—	—